Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Benefit adjustments included in other comprehensive (income) loss:
Total recognized in other comprehensive (income) loss	$ (109)	$ 10	$ 115
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	9	151	191
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(113)
Amortization of actuarial losses	(31)
Amortization of prior service (cost) credit	0
Currency translation adjustments and other	(18)
Total recognized in other comprehensive (income) loss	(162)
Total recognized in comprehensive loss	(153)
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	(130)	(121)	(115)
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(23)
Amortization of actuarial losses	(3)
Amortization of prior service (cost) credit	136
Currency translation adjustments and other	(100)
Total recognized in other comprehensive (income) loss	10
Total recognized in comprehensive loss	(120)
Other
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	28	$ 24	$ 33
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	8
Amortization of actuarial losses	(6)
Amortization of prior service (cost) credit	0
Currency translation adjustments and other	(4)
Total recognized in other comprehensive (income) loss	(2)
Total recognized in comprehensive loss	$ 26